United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2006

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ, April 11, 2006

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      200     7412 SH       Sole                     7412
Alberto-Culver Co.             COM              013068101    16120   364450 SH       Sole                   364450
Anadarko Petroleum             COM              032511107     8465    83800 SH       Sole                    83800
BP Prudhoe Royalty Tr          COM              055630107      756    10700 SH       Sole                    10700
British Petroleum              COM              055622104     1758    25500 SH       Sole                    25500
Consol Energy, Inc.            COM              20854P109    10935   147450 SH       Sole                   147450
Constellation Copper           COM              21036T209      120    60000 SH       Sole                    60000
Evergreen Solar Inc.           COM              30033R108      154    10000 SH       Sole                    10000
Exelon Corp.                   COM              30161N101      132     2500 SH       Sole                     2500
Fastenal Co.                   COM              311900104    20196   426620 SH       Sole                   426620
Gardner Denver, Inc.           COM              365558105    15954   244700 SH       Sole                   244700
Goldcorp Inc.                  COM              380956409    12380   423250 SH       Sole                   423250
Hathor Exploration             COM              419018106      676   560000 SH       Sole                   560000
Henry Schein Inc.              COM              806407102    16325   341100 SH       Sole                   341100
Japan Small Cap. Fd            COM              47109U104    18341  1108200 SH       Sole                  1108200
Jumbo Development              COM              48138P108      115   750000 SH       Sole                   750000
Kit Resources                  COM              498020106      542   700000 SH       Sole                   700000
Linear Technology              COM              535678106    23446   668365 SH       Sole                   668365
Mettler-Toledo Int'l           COM              592688105    18538   307226 SH       Sole                   307226
Occidental Petroleum           COM              674599105    12400   133842 SH       Sole                   133842
Portfolio Recovery             COM              73640Q105    13265   283250 SH       Sole                   283250
Robert Half Int'l              COM              770323103    21981   569300 SH       Sole                   569300
St. Mary Land & Exp.           COM              792228108    32664   800000 SH       Sole                   800000
Walgreen Co.                   COM              931422109    17217   399200 SH       Sole                   399200
Waters Corporation             COM              941848103    17168   397870 SH       Sole                   397870
Western Refining, Inc.         COM              959319104      303    14000 SH       Sole                    14000